19. Suppliers	12 Months Ended
Dec. 31, 2020
Disclosure Of Suppliers Abstract
Suppliers
19.	Suppliers

	2020	2019

Local currency	1,164,193	833,781
Foreign currency	481,001	462,636
Total	1,645,194	1,296,417

Current	1,612,536	1,286,275
Non-current	32,658	10,142